CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 512,000	$ 551,909	$ 845,681
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	30,000,000	30,000,000	30,000,000
Preferred stock, issued (in shares)	0	16,999,990	0
Preferred stock, outstanding (in shares)	0	16,999,990	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, issued (in shares)	83,039,854	52,627,652	34,992,662
Common stock, outstanding (in shares)	83,039,854	52,627,652	34,992,662